Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Other Payables and Accruals
Unearned revenue	$ 24,080	$ 25,236
Accrued legal and professional fees	679	597
Accrued crew cost	1,922	2,409
Accrued off-hire	3,108	1,659
Accrued payable to charterers	610	539
Accrued purchases	10,336	1,893
Accrued interest	14,332	13,273
Accrued board of directors' fees	198	188
Accrued cash distributions	277	179
Other payables and accruals	2,232	918
Total	$ 57,774	$ 46,891	[1]	$ 48,698

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).